Subsequent Events (Details) - Subsequent Event - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	7 Months Ended
	Jul. 02, 2020	Jul. 27, 2020	Jul. 21, 2020
Partners' Capital Account, Units, Sold in Public Offering	122,580
Partners' Capital Account, Public Sale of Units	$ 4,000
Equity Offering Program Maximum Offering Price	$ 30,000
Distribution from May 12, 2020 to August 11, 2020 | Series A Preferred
Distribution Made To Limited Partner And General Partner Declaration Date			Jul. 21, 2020
Distributions paid, Per unit			$ 0.5625
Distribution Made To Limited And General Partner Distribution Date			Aug. 12, 2020
Distribution Made To Limited And General Partner Date Record			Aug. 05, 2020
Distribution from May 22, 2020 to August 21, 2020 | Series B Preferred
Distribution Made To Limited Partner And General Partner Declaration Date		Jul. 27, 2020
Distributions paid, Per unit		$ 0.546875
Distribution Made To Limited And General Partner Distribution Date		Aug. 24, 2020
Distribution Made To Limited And General Partner Date Record		Aug. 17, 2020